Company Information - Tax audit on research tax credit (Details) - EUR (€) € in Millions				12 Months Ended
	Apr. 21, 2022	Jan. 17, 2022	Dec. 06, 2021	Dec. 31, 2021	Nov. 26, 2021	Feb. 01, 2019	Jun. 30, 2018
Tax dispute settlement
French Research Tax Credit (CIR), payments received	€ 3.6
Amount of expenses reversed				€ 1.5
Provision for CIR related to tax audit for years 2013 to 2015
Tax dispute settlement
Amount of additional claim							€ 0.5
Tax deduction amount for Additional claim				€ 0.3
Amount of bank guarantee related to principal						€ 1.8
Amount of receivable					€ 0.3
2017 CIR relating to subcontracting operations
Tax dispute settlement
Maximum expenses to be claimed			€ 0.2
Amount of expenses reversed		€ 0.2	€ 0.7
Amount of expenses reversed		0.9
Amount of receivable		€ 0.2